Subsequent Events (Details) - USD ($)							4 Months Ended	6 Months Ended		12 Months Ended
		May 14, 2025	Apr. 30, 2025	Apr. 07, 2025	Sep. 18, 2024	Mar. 20, 2023	Jan. 24, 2025	Mar. 31, 2025	Mar. 31, 2024	Sep. 25, 2025	Oct. 11, 2024	Sep. 30, 2024	Sep. 30, 2023
Subsequent Events [Line Items]
Share split description						ordinary shares on the basis of 1:4000
Ordinary shares par value	[1]
Ordinary share divided value (in Dollars)	[1]											$ 5,375	$ 5,000
Ordinary share authorized (in Shares)	[1]											200,000,000	200,000,000
Purchase price per share					$ 0.00025
Received fromm convertible bonds (in Dollars)								$ 9,002,368
Forecast [Member] | Convertible Bonds [Member]
Subsequent Events [Line Items]
Received fromm convertible bonds (in Dollars)							$ 9,001,978
Short Selling Capital Group Limited [Member] | Forecast [Member] | Loan to Third Party [Member]
Subsequent Events [Line Items]
Lent amount (in Dollars)										$ 8,590,000
Annul interest rate										9.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Share split description				the Company consolidated each 10 shares into 1 share
Ordinary shares par value				$ 0.00025
Subsequent Event [Member] | Mrs. Qi Xiaoyu [Member]
Subsequent Events [Line Items]
Returning loan amount (in Dollars)			$ 100,565
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized of share capital (in Shares)											200,000,000
Ordinary shares par value	[2]							$ 0.0025				$ 0.0025
Ordinary share divided value (in Dollars)	[2]							$ 7,700				$ 5,375
Ordinary share authorized (in Shares)	[2]							998,000,000				998,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized of share capital (in Shares)				9,980,000,000
Ordinary shares par value				$ 0.0025
Ordinary share authorized (in Shares)				998,000,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value	[2]							$ 0.0025				$ 0.0025
Ordinary share divided value (in Dollars)	[2]							$ 1,750
Ordinary share authorized (in Shares)	[2]							2,000,000				2,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized of share capital (in Shares)				20,000,000
Ordinary shares par value				$ 0.0025
Ordinary share divided value (in Dollars)				$ 2,500,000
Ordinary share authorized (in Shares)				2,000,000
Private Placement [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.025
Purchase price per share		$ 0.5
Gross proceeds (in Dollars)		$ 2,000,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares (in Shares)		4,000,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).